TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		R$ 4,822,048	R$ 4,697,942
Adjustment to present value		(24,818)	(14,394)
Expected credit losses		(604,167)	(638,583)
Trade accounts receivable, net		4,193,063	4,044,965
Current		4,187,756	4,039,155
Non-current		5,307	5,810
Current		4,187,756	4,039,155
Non-current		5,307	5,810
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		54,472	114,565
Adjustment to present value		(386)	(1,610)
Expected credit losses		(15,643)	(15,786)
Trade accounts receivable, net		38,443	97,169
Current		27,351	68,001
Non-current	[1]	11,092	29,168
Country of domicile [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Customers		1,473,921	1,601,048
Country of domicile [member] | Trade Receivables Related Parties [Member]
IfrsStatementLineItems [Line Items]
Customers		11,566	9,252
Foreign countries [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Customers		3,315,772	3,077,518
Foreign countries [member] | Trade Receivables Related Parties [Member]
IfrsStatementLineItems [Line Items]
Customers		R$ 20,789	R$ 10,124

[1]	Weighted average maturity of 1.50 year.